Transactions in foreign currency (Details Narrative) S/ in Thousands	12 Months Ended
	Dec. 31, 2017 PEN (S/) Number	Dec. 31, 2016 PEN (S/) Number	Dec. 31, 2015 PEN (S/)
Transactions In Foreign Currency
Exchange rate for purchases	3.238	3.352
Exchange rate for sales	3.245	3.360
(Loss) gain from exchange difference, net | S/	S/ (2,226)	S/ (2,541)	S/ 12,194